Annual Fund Operating Expenses	Jun. 24, 2025
SoFi Select 500 ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.19%	[1]
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.05%	[1],[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
SoFi Next 500 ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.19%	[4]
Fee Waiver or Reimbursement	(0.13%)	[4]
Net Expenses (as a percentage of Assets)	0.06%	[4],[5],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
SoFi Social 50 ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.29%	[7]
SoFi Enhanced Yield ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[8]
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.12%	[8],[9]
Expenses (as a percentage of Assets)	0.61%	[8]

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third-party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[2]	The Adviser has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2026, such that Management Fees do not exceed 0.05% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Board of Trustees of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board of Trustees.
[3]	Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the expense ratio in the Fund’s financial highlights because the Adviser was voluntarily waiving the Fund’s full management fee prior to February 1, 2025.
[4]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third-party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[5]	The Adviser has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2026, such that Management Fees do not exceed 0.06% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Board of Trustees of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board of Trustees.
[6]	Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the expense ratio in the Fund’s financial highlights because the Adviser was voluntarily waiving the Fund’s full management fee prior to February 1, 2025.
[7]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[8]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third-party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[9]	Other Expenses are attributable to broker fee expense.